Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Costs to originate credit card balances	£ 786	£ 652	£ 698
Interest income on impaired financial assets accrued	59	37	40
Interest expense on lease liabilities	£ 56	£ 64	£ 70